Average Annual Total Returns - Health Care UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		S&P 500® InceptionDate	Dow Jones U.S. Health CareSM Index OneYear		Dow Jones U.S. Health CareSM Index FiveYears		Dow Jones U.S. Health CareSM Index TenYears		Dow Jones U.S. Health CareSM Index InceptionDate
Total	28.42%	12.13%	19.60%	Jun. 19, 2000	28.40%	11.36%	19.13%	16.83%	9.34%	16.74%	27.16%	11.03%	18.42%	Jun. 19, 2000	31.49%	[1]	11.70%	[1]	13.56%	[1]	[1]	21.27%	[1]	10.48%	[1]	15.13%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.